Subsequent Events (Notes)	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On July 30, 2014, the fourth of the five 180,000 dwt bulk carrier newbuildings purchased from Frontline 2012 in April 2014, KSL Sydney, was delivered from the yard and commenced trading in the spot market. The final installment of $37.6 million was paid at this time.

On August 12, 2014, the Board of Directors declared a cash distribution of $0.20 per share. The record date is August 28, 2014 and the cash distribution was paid on September 10, 2014.

In April 2014, the Company agreed to acquire 25 SPCs from Frontline 2012, each owning a fuel efficient Capesize dry bulk newbuilding. In September 2014, the Company acquired 13 of these SPCs and one of these Capesize newbuildings, KSL Santiago, was delivered from the yard on September 22 and commenced trading in the spot market. The final installment of $37.6 million was paid at this time. The consideration for the 13 SPCs was settled by the issuance of 31.0 million shares and the assumption of newbuilding commitments of $490 million in respect of these newbuilding contracts, net of cash of $25.1 million that was acquired on the purchase of the 13 SPCs. No other working capital balances were acquired. The Company expects to account for this transaction as a purchase of assets. The Company has agreed to acquire the remaining 12 SPCs in March 2015 and issue 31.0 million shares as consideration and expects to assume net newbuilding commitments of $404.0 million in respect of these newbuilding contracts.

On September 22, 2014, the fifth and final of 180,000 dwt bulk carrier newbuildings purchased from Frontline 2012 in April 2014, KSL Salvador, was delivered from the yard and commenced trading in the spot market. The final installment of $37.6 million was paid at this time.

On October 7, 2014, the Company and Golden Ocean Group Limited (OSE: GOGL) ("Golden Ocean") entered into an agreement and plan of merger (the "Merger Agreement"), pursuant to which the two companies have agreed to merge, with the Company as the surviving legal entity (the "Combined Company"). The Combined Company will be renamed Golden Ocean Group Limited upon completion of the merger. As a result of the expected merger, the Combined Company is expected to become one of the world's leading dry bulk companies with a modern fleet of 72 vessels, of which 36 are newbuildings under construction. The merger is subject to approval by the shareholders of Golden Ocean and the Company in separate special general meetings expected to be held in December 2014 or January 2015 and the merger is expected to close shortly thereafter. Completion of the merger is also subject to the execution of certain definitive documents, customary closing conditions and regulatory approvals.

Shareholders in Golden Ocean at the time the merger is completed will receive shares in the Company as merger consideration. Pursuant to the Merger Agreement, one share in Golden Ocean will give the right to receive 0.13749 shares in the Company, and the Company will issue a total of 61.5 million shares to shareholders in Golden Ocean as merger consideration.

If either party terminates the Merger Agreement, and prior to the nine-month anniversary of the date of such termination, enters into a definitive agreement with respect to any acquisition proposal (as defined in the Merger Agreement) which gave rise to such termination, then that party shall pay a termination fee of $10.0 million to the other party.

On October 27, 2014, the Company received $3.3 million as partial settlement of claims for unpaid charter hire and damages for Golden Zhejiang.

On October 30, 2014, two of the dry bulk carrier newbuildings purchased from Frontline 2012 in September 2014, KSL San Francisco and KSL Santos, were delivered from the yard and commenced trading in the spot market. The final installments of $36.5 million and $37.6 million, respectively, were paid at this time.

On November 10, 2014, the Company drewdown $60.0 million from its $420.0 million term loan facility to part finance its newbuilding program.